Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Basic and Diluted Loss Per Share

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Numerator:
Net loss	(47,003)	(328,477)	(401,275)	(61,946)
Net profit attributable to noncontrolling interest and redeemable noncontrolling interest	(1,223)	(20,003)	(26,824)	(4,141)

Net loss attributable to ordinary shareholders	(48,226)	(348,480)	(428,099)	(66,087)
Plus: (Increase) decrease in accretion of redeemable noncontrolling interests	—	(7,850)	7,850	1,212

Adjusted net loss attributable to ordinary shareholders	(48,226)	(356,330)	(420,249)	(64,875)

Denominator:
Weighted-average number of shares outstanding—basic	364,353,974	401,335,788	492,065,239	492,065,239
Weighted-average number of shares outstanding—diluted	364,353,974	401,335,788	492,065,239	492,065,239
Loss per share—Basic:
Net loss	(0.13)	(0.89)	(0.85)	(0.13)

	(0.13)	(0.89)	(0.85)	(0.13)

Loss per share—Diluted:
Net loss	(0.13)	(0.89)	(0.85)	(0.13)

	(0.13)	(0.89)	(0.85)	(0.13)